Allowance for Credit Losses	9 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the nine months ended September 30, 2023:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance at December 31, 2022	10,558	5,398	12,066	28,022
Credit loss expense	11,553	3,631	(1,603)	13,581
Write-Offs	(16,654)	(3,785)	(50)	(20,489)
Other (1)	39	(118)	(90)	(169)
Balance at September 30, 2023	5,496	5,126	10,323	20,945

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the three and nine months ended September 30, 2023, recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net were $401 and ($276), respectively, which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive income / (loss).

Credit loss expense for the three months ended September 30, 2023 and 2022 was $5,017 and $9,918, respectively and for the nine months ended September 30, 2023 and 2022 was $13,581 and $24,792, respectively. The decrease in credit loss expense was partially due to changes in merchant type as well as a certain credit loss recovery in the current year within the Merchant Solutions segment. Write-offs were $20,489 and $18,309 for the nine months ended September 30, 2023 and 2022, respectively. The increase in write-offs in the current period was due to an increase in write-off of aged receivables within the Merchant Solutions segment.